Condensed Financial Information of the Company Condensed Statement of Operations and Comprehensive Income/(Loss) (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Operating expenses:
General and administrative expenses	¥ (93,100)	¥ (107,034)	¥ (52,072)
Total operating expenses	(190,100)	(276,234)	(229,186)
Loss from operations	(77,764)	(94,218)	(44,537)
Other income/(expenses):
Share of income/(loss) from equity method investments	(3,726)	(523)	51
Others, net	1,577	7,706	8,055
Income/(loss) before income tax	(140,723)	(89,289)	22,998
Income tax expenses	64	(42)	361
Net income/(loss)	(140,787)	(89,247)	22,637
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	(136,627)	(89,980)	21,943
Net income/(loss) attributable to 36Kr Holdings Inc.'s ordinary shareholders	(136,627)	(89,980)	21,943
Parent Company | Reportable Legal Entities
Operating expenses:
General and administrative expenses	(5,014)	(7,832)	(11,602)
Total operating expenses	(5,014)	(7,832)	(11,602)
Loss from operations	(5,014)	(7,832)	(11,602)
Other income/(expenses):
Share of income/(loss) from equity method investments	(132,654)	(83,098)	31,888
Interest income	661	432	368
Interest expense	(24)	(12)	(189)
Others, net	404	530	1,478
Income/(loss) before income tax	(136,627)	(89,980)	21,943
Net income/(loss)	(136,627)	(89,980)	21,943
Net income/(loss) attributable to ordinary shareholders of 36Kr Holdings Inc.-basic	¥ (136,627)	¥ (89,980)	¥ 21,943